Defined benefit obligations - Summary of Detailed Information About Principal Actuarial Assumptions (Detail)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Principal Actuarial Assumptions [Abstract]
Discount rate	1.40%	2.15%
Expected rate of salary increase	1.90%	1.50%